Supplement to the
Fidelity® Global ex U.S. Index Fund
Investor Class and Premium Class
December 30, 2016
Summary Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Global ex U.S. Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.11%	0.04%
Total annual operating expenses	0.17%	0.10%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$17	$10
3 years	$55	$32
5 years	$96	$56
10 years	$217	$128

GUX-SUM-17-01 1.9870398.104	July 31, 2017

Supplement to the
Fidelity® Global ex U.S. Index Fund
Institutional Class and Institutional Premium Class
December 30, 2016
Summary Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Global ex U.S. Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.02%	0.00%
Total annual operating expenses	0.08%	0.06%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$8	$6
3 years	$26	$19
5 years	$45	$34
10 years	$103	$77

GUX-I -GUX-AI-SUM-17-01 1.9870400.105	July 31, 2017